SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Fair value of Ordinary Share	[1]	$ 3,400
Weight Average Cost Capital [Member]
Debt Instrument [Line Items]
SAFEs measurement input		23.5
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
SAFEs measurement input
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
SAFEs measurement input		4.16
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
SAFEs measurement input		4.24
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Time to maturity		5 months 26 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Time to maturity		11 months 4 days

[1]	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.